Research and Development Expenses (Details) - Research and Development Expenses - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Research and Development Expenses
Salaries and social security	€ 77,455	€ 75,672	€ 66,536
Professional services	72,840	49,421	8,448
Materials	7,808	9,009	8,253
Depreciation/amortization/impairment	6,386	4,541	2,829
IT and communication expense	3,709	1,248	1,857
Other expenses by nature	7,420	4,667	2,422
Total	€ 175,618	€ 144,558	€ 90,345